John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
Phone: 913.660.0778   Fax: 913.660.9157
 john.lively@1940actlawgroup.com

December 30, 2011

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”)(File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) relating to the TEAM Asset Strategy Fund (the “Fund”).

The Amendment, which is being filed pursuant to the 1933 Act and Rule 485(a) thereunder, the 1940 Act, and Regulation S-T, is being filed for the purpose of modifying certain of the Fund’s investment strategies and enhancing its risk disclosures and to make other minor and conforming changes.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/  John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.